NOTE 1 - NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFCANT ACCTG POLICIES (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue | Outside of United States [Member]
Product Information [Line Items]
Concentration of Credit Risk	53.00%	4.35%
Customer A [Member] | Revenue
Product Information [Line Items]
Concentration of Credit Risk	50.00%	22.00%
Customer A [Member] | Accounts Receivable
Product Information [Line Items]
Concentration of Credit Risk	58.00%	42.00%
Customer B [Member] | Revenue
Product Information [Line Items]
Concentration of Credit Risk	33.00%	20.00%
Customer B [Member] | Accounts Receivable
Product Information [Line Items]
Concentration of Credit Risk	34.00%	17.00%
Customer C [Member] | Revenue
Product Information [Line Items]
Concentration of Credit Risk		18.00%
Customer C [Member] | Accounts Receivable
Product Information [Line Items]
Concentration of Credit Risk		13.00%
Customer D [Member] | Accounts Receivable
Product Information [Line Items]
Concentration of Credit Risk		11.00%